Accounts receivable, net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accounts Receivable Net Abstract
Accounts receivable associated with prepaid payment network services	$ 478,880	$ 492,954
Less: Allowance for doubtful debts	(194,252)	(59,444)
Accounts receivable, net	$ 284,628	$ 433,510